DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments Total [Member]
IfrsStatementLineItems [Line Items]
Nominal value	R$ 4,069,995,617	R$ 1,945,328,506
Original amortized cost	(129,754)	1,403,632
Mark-to-market adjustment	883	1,513,540
Fair value	(128,871)	2,917,172
Purchase Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	164,372,715	114,376,165
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	132,161,908	89,694,759
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	14,481,278	13,512,369
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	17,729,529	11,169,037
Net amount value	10,106,786	3,622,411
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	1,030,322,549	279,394,344
Original amortized cost	3,175,395	1,793,886
Mark-to-market adjustment	257,087	176,424
Fair value	3,432,482	1,970,310
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	928,351,318	257,221,828
Net amount value	9,300,669	8,445,913
Original amortized cost	2,354,374	1,132,138
Mark-to-market adjustment		(119)
Fair value	2,354,374	1,132,019
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	4,580,443	6,590,716
Net amount value	6,539
Original amortized cost	77,305	75,499
Mark-to-market adjustment	20,244	(16,251)
Fair value	97,549	59,248
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	97,390,788	15,581,800
Net amount value		356,823
Original amortized cost	743,716	586,249
Mark-to-market adjustment	236,843	192,794
Fair value	980,559	779,043
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	34,113,304	30,418,892
Original amortized cost	(855,134)	(775,900)
Mark-to-market adjustment	(3,953)	(2,423)
Fair value	(859,087)	(778,323)
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	33,043,985	30,224,123
Net amount value	8,345,257	5,541,862
Original amortized cost	(849,505)	(773,873)
Mark-to-market adjustment	(551)
Fair value	(850,056)	(773,873)
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	1,069,319	194,769
Original amortized cost	(5,629)	(2,027)
Mark-to-market adjustment	(3,402)	(2,423)
Fair value	(9,031)	(4,450)
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	220,715,317	207,516,974
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	163,879,990	157,246,540
Net amount value	31,718,082	67,551,781
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	49,212,584	42,723,808
Net amount value	34,731,306	29,211,439
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	7,622,743	7,546,626
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	1,022,551,043	270,847,005
Original amortized cost	(2,071,414)	(1,100,416)
Mark-to-market adjustment	(165,205)	259,216
Fair value	(2,236,619)	(841,200)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	919,050,649	248,775,915
Original amortized cost	(719,366)	(122,879)
Fair value	(719,366)	(122,879)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	4,573,904	6,846,113
Net amount value		255,397
Original amortized cost	(68,382)	(85,634)
Mark-to-market adjustment	47,472	48,655
Fair value	(20,910)	(36,979)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	98,926,490	15,224,977
Net amount value	1,535,702
Original amortized cost	(1,283,666)	(891,903)
Mark-to-market adjustment	(212,677)	210,561
Fair value	(1,496,343)	(681,342)
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	28,256,407	28,105,417
Original amortized cost	772,080	942,362
Mark-to-market adjustment	(8,496)	(21,228)
Fair value	763,584	921,134
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	24,698,728	24,682,261
Fair value	449,969	340,407
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,557,679	3,423,156
Net amount value	2,488,360	3,228,387
Original amortized cost	322,111	601,955
Mark-to-market adjustment	(8,496)	(21,228)
Fair value	313,615	580,727
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	786,364,992	568,304,026
Original amortized cost	6,973,332	8,554,392
Mark-to-market adjustment	828,588	2,122,139
Fair value	7,801,920	10,676,531
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	45,590,283	39,592,088
Net amount value	13,012,809	434,157
Original amortized cost	1,799,507	989,603
Mark-to-market adjustment	1,093,110	2,501,866
Fair value	2,892,617	3,491,469
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	194,344,754	82,003,795
Original amortized cost	2,960,898	4,659,421
Mark-to-market adjustment	(345,557)	(122,999)
Fair value	2,615,341	4,536,422
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	5,122,473	289,433,670
Net amount value		124,511,759
Original amortized cost	749,268	1,913,030
Mark-to-market adjustment	83,693	(51,790)
Fair value	832,961	1,861,240
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	541,219,843	157,051,442
Net amount value	102,880,024	71,837,047
Original amortized cost	1,389,077	751,565
Mark-to-market adjustment	(5,992)	(198,742)
Fair value	1,383,085	552,823
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	87,639	223,031
Original amortized cost	74,582	240,773
Mark-to-market adjustment	3,334	(6,196)
Fair value	77,916	234,577
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	783,299,290	446,365,683
Original amortized cost	(8,124,013)	(8,010,692)
Mark-to-market adjustment	(907,138)	(1,020,588)
Fair value	(9,031,151)	(9,031,280)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	32,577,474	39,157,931
Original amortized cost	(1,721,999)	(1,244,424)
Mark-to-market adjustment	(1,190,305)	(1,045,548)
Fair value	(2,912,304)	(2,289,972)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	284,842,617	156,724,798
Net amount value	90,497,863	74,721,003
Original amortized cost	(2,985,854)	(4,335,358)
Mark-to-market adjustment	(109,307)	18,852
Fair value	(3,095,161)	(4,316,506)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	27,348,820	164,921,911
Net amount value	22,226,347
Original amortized cost	(1,443,388)	(1,298,745)
Mark-to-market adjustment	1,020,992	103,403
Fair value	(422,396)	(1,195,342)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	438,339,819	85,214,395
Original amortized cost	(1,734,296)	(688,110)
Mark-to-market adjustment	(614,622)	(105,390)
Fair value	(2,348,918)	(793,500)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	190,560	346,648
Net amount value	102,921	123,617
Original amortized cost	(238,476)	(444,055)
Mark-to-market adjustment	(13,896)	8,095
Fair value	R$ (252,372)	R$ (435,960)